Preferred and Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	6 Months Ended			11 Months Ended
	Apr. 19, 2017	Jun. 30, 2018	Jul. 15, 2017	Jun. 30, 2017	Dec. 11, 2017	Dec. 31, 2017
Undeclared preferred dividends		$ 24,807
Preferred stock shares outstanding		46,302				46,302
Common stock shares outstanding		124,706,280				120,386,472
Value of the exchange offer		$ 12				$ 12
Amount of tender offer paid in cash				$ (482)
Payments for tender offer expenses		0		$ 482
Shares tendered, nominal value		$ 0				$ 0
Percentage of the increase of the preferred dividend rate			0.25%
Restricted common stock
Forfeited shares of common stock		4,500		0
Restricted stock units
Vested stock units		3,333		0
Series G | ADS Exchange Offer
Amount of tender offer paid in cash	$ 360
Series H | ADS Exchange Offer
Amount of tender offer paid in cash	406
Series G and Series H | ADS Exchange Offer
Payments for tender offer expenses	571
Shares tendered, value net of fees	1,843
Series G and Series H | Dividends undeclared | ADS Exchange Offer
Dividends cancelled	$ 270
American Depositary Shares - The Series G
Preferred stock shares outstanding		14,191
Sale of Stock- Redemption price per share		$ 25
Number of shares		2,000,000
Preferred stock liquidation preference		$ 2,500
Dividend rate of preferred stock		8.75%
American Depositary Shares - The Series H
Preferred stock shares outstanding		28,612
Sale of Stock- Redemption price per share		$ 25
Number of shares		4,800,000
Preferred stock liquidation preference		$ 2,500
Dividend rate of preferred stock		8.625%
Convertible preferred stock
Preferred stock shares outstanding		3,499
Common Stock
Tender offer, stocks				625,815
Common Stock | ADS Exchange Offer
Restricted stock units granted					4,320,975
Tender offer, stocks	625,815
Fair value of stock issued	$ 1,127